Gain/(Loss) on Derivative Instruments and Other Financial Items, Net - Gains (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) on derivative instruments, net	$ 10,475	$ (10,638)
Interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized MTM adjustment for interest rate swap (“IRS”) derivatives	9,590	(11,611)
Net interest income on undesignated IRS derivatives	$ 885	$ 973